Derivative financial instruments - Credit ratings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative financial instruments
Derivative financial instrument assets	$ 2,105	$ 6,121
Not rated
Derivative financial instruments
Derivative financial instrument assets	$ 2,105	$ 6,121